FINANCIAL INSTRUMENTS	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
FINANCIAL INSTRUMENTS

24.	FINANCIAL INSTRUMENTS

a.	Categories of financial instruments

	2026	2025
	HK$	HK$

Financial assets
Amortized cost
Trade receivables	5,411,404	1,632,602
Other receivables	36,878	11,260
Refundable Deposits	93,139	104,445
Cash and cash equivalent	36,308,320	1,384,211
Total	41,849,741	3,132,518

Financial liabilities
Amortized cost
Trade payables	197,040	82,560
Interest payables	589,997	3,000,465
Accrued charges and other payables	1,620,012	6,831,588
Amount due to directors	392,298	821,243
Amount due to a shareholder	189,922	689,922
Bank borrowings	6,978,895	2,623,655
Other borrowings	-	26,600,000
Lease liabilities	563,122	169,581

Total	10,531,286	40,819,014

b.	Financial risk management objectives and policies

The major financial instruments of the Group include trade receivables, other receivables, deposits, cash, trade payables, interest payables, accrued charges and other payables, amount due to a shareholder, amounts due to directors, bank and other borrowings and lease liabilities. Details of the financial instruments are disclosed in the respective notes. The risks associated with these financial instruments include market risk (represented by interest rate risk), credit risk and liquidity risk. The policies on how to mitigate these risks are set out below. The Group’s management manages and monitors these exposures to ensure appropriate measures are implemented in a timely and effective manner.

GREEN CIRCLE DECARBONIZE TECHNOLOGY LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MARCH 31, 2026, 2025 AND 2024

(Expressed in Hong Kong Dollars)

24.	FINANCIAL INSTRUMENTS - continued

b.	Financial risk management objectives and policies - continued

Market risk

Interest rate risk

The following table details the interest rate profile of the Company’s borrowings of March 31, 2026 and 2025:

	2026	2025
	HK$	HK$

Fixed Rate Borrowings:

Bank and other borrowings	2,287,378	26,000,000
Lease liabilities	563,122	169,581

Floating rate borrowings:

Bank borrowings	4,691,517	2,623,655

Fluctuations in market interest rates may negatively affect the Company’s financial condition and results of operations. The Company is exposed to floating interest rate on floating rate bank borrowings and bank overdrafts. The Company has not used any derivative financial instruments to manage the interest rate exposure.

At March 31, 2026 and 2025, it is estimated that a general increase/decrease of 100 basis points in interest rates, with all other variables held constant, would have decreased/increased the Company’s profit before tax by HK$46,915 and HK$26,236 respectively.

The sensitivity analysis above indicates the instantaneous change in the Company’s profit after tax that would arise assuming that the change in interest rates had occurred at the end of the reporting period and had been applied to re-measure those financial instruments held by the Company which expose the Company to fair value interest rate risk at the end of the reporting period. In respect of the exposure to cash flow interest rate risk arising from floating rate non-derivative instruments held by the Company at the end of the reporting period, the impact on the group’s profit before tax is estimated as an annualized impact on interest expense or income of such a change in interest rates.

Credit risk and impairment assessment

As at March 31, 2026 and 2025, the Group’s maximum exposure to credit risk which will cause a financial loss due to failure to discharge an obligation by the counterparties is arising from the carrying amounts of the recognized financial assets as stated in the statement of financial position.

Trade receivables arising from contracts with customers

In order to minimize the credit risk, management of the Group has delegated a team responsible for determination of credit limits, credit approvals and other monitoring procedures to ensure that follow-up action is taken to recover overdue debts. The Group only extends credit to customers based on careful evaluation of the customers’ financial conditions and credit history. Credit sales are made to customers with an appropriate credit history. The Group performs impairment assessment under ECL model upon application of IFRS 9 on trade receivables. In this regard, the directors of the Company consider that the Group’s credit risk is significantly reduced.

GREEN CIRCLE DECARBONIZE TECHNOLOGY LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MARCH 31, 2026, 2025 AND 2024

(Expressed in Hong Kong Dollars)

24.	FINANCIAL INSTRUMENTS - continued

b.	Financial risk management objectives and policies - continued

Credit risk and impairment assessment - continued

Other receivables

The Group assessed the impairment for its other receivables individually based on internal credit rating and ageing of these debtors which, in the opinion of the directors of the Company, have no significant increase in credit risk since initial recognition. ECL is estimated based on historical observed default rates over the expected life of debtors and is adjusted for forward-looking information that is available without undue cost or effort. Based on the impairment assessment performed by the Group, the management of the Group considers the loss allowance for other receivables within lifetime ECL was insignificant and accordingly no allowance for losses is provided.

Deposits

Deposits comprise refundable security deposits for leases and other deposits for management fee and utility. The Group assesses credit risk and measures loss allowances for deposits using the ECL model. The Group measures loss allowances at an amount equal to 12-month ECLs unless there has been a significant increase in credit risk since initial recognition, in which case lifetime ECLs are recognized. Based on the impairment assessment performed by the Group, the management of the Group considers the loss allowance for deposits was insignificant and accordingly no allowance for losses is provided.

Cash and cash equivalent

The credit risk on bank balances is limited because the counterparties are banks with high credit ratings assigned by international credit-rating agencies. The Company maintains the bank accounts in Hong Kong. Cash balances in bank accounts in Hong Kong are insured under the Deposit Protection Scheme introduced by the Hong Kong Government for a maximum amount of HK$500,000.

Significant concentration of credit risk

The Group’s concentration of credit risk on trade receivables by geographical locations is in Hong Kong and Macau. The Group has no other significant concentration of credit risk, with exposure spread over a number of counterparties.

The Group’s internal credit risk grading assessment on trade receivables and other financial assets comprise the following categories:

Internal credit rating	Description	Trade receivables	Other financial assets
Low risk	The counterparty has a low risk of default and does not have any past-due amounts	Lifetime ECL - not credit-impaired	12m ECL
Watch list	The counterparty has amounts past-due but is continuously settling after due date and with continuous business transactions with the Group	Lifetime ECL - not credit-impaired	12m ECL
Doubtful	There have been significant increases in credit risk since initial recognition through information developed internally or external resources while the counterparty is with continuous business transactions with the Group	Lifetime ECL - not credit-impaired	Lifetime ECL - not credit-impaired
Loss	There is evidence indicating the asset is credit-impaired	Lifetime ECL - credit-impaired	Lifetime ECL - credit-impaired
Write-off	There is evidence indicating that the debtor is in severe financial difficulty and the Group has no realistic prospect of recovery	Amount is written off	Amount is written off

GREEN CIRCLE DECARBONIZE TECHNOLOGY LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MARCH 31, 2026, 2025 AND 2024

(Expressed in Hong Kong Dollars)

24.	FINANCIAL INSTRUMENTS - continued

b.	Financial risk management objectives and policies - continued

Credit risk and impairment assessment - continued

The table below details the credit risk exposures of the Group’s financial assets, which are subject to ECL assessment:

			Gross carrying amount
	Internal		For the year ended March 31,
	Credit rating	12m or Lifetime ECL	2026 HK$	2025 HK$

Trade receivables	Low risk (Note)	Lifetime ECL - not credit-impaired	5,411,404	1,632,602

Other receivables	Low risk	12m ECL	36,878	11,260

Deposits	Low risk	12m ECL	93,139	104,445

Cash and cash equivalent	Low risk	12m ECL	36,308,320	1,384,211

Note:

During the year ended March 31, 2026 and 2025, there are no net impairment loss allowance related to trade receivables.

Liquidity risk

In management of the liquidity risk, the Group has obtained financial support from its shareholders, which has agreed to provide adequate funds to enable the Group to meet in full its financial obligations as they fall due in the foreseeable future and not to demand for repayment until the Group has financial ability to do so. The Group monitors and maintains a level of cash and cash equivalents deemed adequate by management to finance the Group’s operations and mitigate the effects of fluctuations in cash flows. The Group relies on bank and other borrowings and shareholder contribution as significant sources of liquidity. The management monitors the utilization of bank and other borrowings and ensures compliance with the relevant loan covenants.

The following table details the Group’s remaining contractual maturity for its non-derivative financial liabilities. The table has been drawn up based on the undiscounted cash flows of the financial liabilities based on the earliest date on which the Group can be required to pay. Specifically bank borrowing with a repayment on demand clause are included in the earliest time band regardless of the probability of the banks choosing to exercise their rights. The maturity dates for other non-derivative financial liabilities are based on the agreed repayment dates.

GREEN CIRCLE DECARBONIZE TECHNOLOGY LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MARCH 31, 2026, 2025 AND 2024

(Expressed in Hong Kong Dollars)

24.	FINANCIAL INSTRUMENTS - continued

b.	Financial risk management objectives and policies - continued

Liquidity risk - continued

The table includes both interest and principal cash flows. To the extent that interest flows are floating rate, the undiscounted amounts is derived from the interest rate at the end of the reporting period.

2026	Weighted average interest rate	On demand or less than 1 month	1 -3 months	3 months to 1 year	1 year to 5 years	Over 5 years	Total undiscounted cash flows	Carrying amount at March 31, 2026
		HK$	HK$	HK$	HK$	HK$	HK$	HK$

Non-derivative financial liabilities
Trade payables		197,040	-	-	-	-	197,040	197,040
Interest payables		589,997	-	-	-	-	589,997	589,997
Accrued charges and other payables		1,620,012	-	-	-	-	1,620,012	1,620,012
Amounts due to directors		392,298	-	-	-	-	392,298	392,298
Amount due to a shareholder		189,922	-	-	-	-	189,922	189,922
Bank borrowing
-floating rate	3.46%	4,691,517	-	-	-	-	4,691,517	4,691,517
-fixed rate	6.25%	2,287,378	-	-	-	-	2,287,378	2,287,378
Lease liabilities	5.95%	18,500	37,000	166,500	388,500	-	610,500	563,122

Total		9,986,664	37,000	166,500	388,500	-	10,578,664	10,531,286

2025	Weighted average interest rate	On demand or less than 1 month	1 -3 months	3 months to 1 year	1 year to 5 years	Over 5 years	Total undiscounted cash flows	Carrying amount at March 31, 2025
		HK$	HK$	HK$	HK$	HK$	HK$	HK$

Non-derivative financial liabilities
Trade payables		82,560	-	-	-	-	82,560	82,560
Interest payables		3,000,465	-	-	-	-	3,000,465	3,000,465
Accrued charges and other payables		6,831,588	-	-	-	-	6,831,588	6,831,588
Amounts due to directors		821,243	-	-	-	-	821,243	821,243
Amount due to a shareholder		689,922	-	-	-	-	689,922	689,922
Bank borrowings
-floating rate	3.00%	2,623,655	-	-	-	-	2,623,655	2,623,655
Other borrowings
-fixed rate	8.76%	26,600,000	-	-	-	-	26,600,000	26,600,000
Lease liabilities	5.95%	19,300	38,600	115,800	-	-	173,700	169,581

Total		40,668,733	38,600	115,800	-	-	40,823,133	40,819,014

GREEN CIRCLE DECARBONIZE TECHNOLOGY LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MARCH 31, 2026, 2025 AND 2024

(Expressed in Hong Kong Dollars)

24.	FINANCIAL INSTRUMENTS - continued

b.	Financial risk management objectives and policies - continued

Liquidity risk - continued

Bank and other borrowings with a repayment on demand clause are included in the “on demand or less than 1 month” time band in the above maturity analysis. As at March 31, 2026, the aggregate principal amounts of these bank and other borrowings are amounted to HK$6,978,895 (2025: HK$29,223,655). Taking into account the Group’s financial position, the directors do not believe that it is probable that the banks and the third-party lenders will exercise their discretionary rights to demand for immediate repayment. The directors believe that such loans will be repaid five years after the end of the reporting period in accordance with the scheduled repayment dates set out in the loan agreements, details of which are set out in the table below. The aggregate principal and interest cash outflows of bank and other borrowings with a repayment on demand clause are amounted to HK$7,872,989 (2025: HK$36,656,459).

Maturity Analysis – Bank and other borrowings with a repayment on demand clause based on scheduled repayments

	Weighted average interest rate	Less than 1 year	1 -2 years	More than 2 years	Total undiscounted cash flows	Carrying amount
	%	HK$	HK$	HK$	HK$	HK$

March 31, 2026	4.38%	2,347,635	2,347,635	3,177,719	7,872,989	6,978,895

March 31, 2025	8.24%	8,717,693	2,697,174	25,241,592	36,656,459	29,223,655

The amounts included above for variable interest rate instruments are subject to change if changes in variable interest rates differ to those estimates of interest rates determined at the end of the reporting period.

GREEN CIRCLE DECARBONIZE TECHNOLOGY LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MARCH 31, 2026, 2025 AND 2024

(Expressed in Hong Kong Dollars)